Net Contributions (Withdrawals) by Contract Owners (Tables)	12 Months Ended
Dec. 31, 2018
Net Contributions Withdrawals By Contract Owners [Abstract]
Schedule of Net Contributions (Withdrawals) by Contract Owners
Net contributions (withdrawals) by contract owners(1) for the Real Property Account by product for the years ended December 31, 2018, 2017 and 2016 were as follows:

December 31, 2018	VIP & PDISCO+	PVAL & PVAL $100,000+ face value	CVAL	TOTAL
Contract owner net payments	$813	$2,608,116	$—	$2,608,929
Policy loans	—	(878,737)	—	(878,737)
Policy loan repayments and interest	—	1,440,781	—	1,440,781
Surrenders, withdrawals and death benefits	(165,359)	(3,435,377)	—	(3,600,736)
Net transfers from/(to) other subaccounts or fixed rate option	62,417	(629,948)	—	(567,531)
Miscellaneous transactions	23	11,351	—	11,374
Administrative and other charges	(345)	(1,445,140)	—	(1,445,485)
	$(102,451)	$(2,328,954)	$—	$(2,431,405)

December 31, 2017	VIP & PDISCO+	PVAL & PVAL $100,000+ face value	CVAL	TOTAL
Contract owner net payments	$636	$2,544,753	$—	$2,545,389
Policy loans	—	(974,618)	—	(974,618)
Policy loan repayments and interest	—	1,391,042	—	1,391,042
Surrenders, withdrawals and death benefits	(237,974)	(4,150,301)	—	(4,388,275)
Net transfers from/(to) other subaccounts or fixed rate option	(25,448)	(195,705)	—	(221,153)
Miscellaneous transactions	—	256	—	256
Administrative and other charges	(458)	(1,616,605)	—	(1,617,063)
	$(263,244)	$(3,001,178)	$—	$(3,264,422)

December 31, 2016	VIP & PDISCO+	PVAL & PVAL $100,000+ face value	CVAL	TOTAL
Contract owner net payments	$25,539	$2,698,189	$—	$2,723,728
Policy loans	—	(1,054,588)	—	(1,054,588)
Policy loan repayments and interest	—	1,345,089	—	1,345,089
Surrenders, withdrawals and death benefits	(272,041)	(3,010,272)	—	(3,282,313)
Net transfers from/(to) other subaccounts or fixed rate option	21,244	730,033	—	751,277
Miscellaneous transactions	—	5,091	—	5,091
Administrative and other charges	(545)	(1,756,453)	—	(1,756,998)
	$(225,803)	$(1,042,911)	$—	$(1,268,714)

(1) Certain prior period contract owner transaction amounts have been reclassified to conform to the current period’s presentation.